Other receivables and other payables - Contingent consideration (Details) R in Millions	12 Months Ended
	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Nov. 01, 2023 ZAR (R) oz	Dec. 31, 2017
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	R (1,589)	R 2,155	R 860
Payment made	R 0	(185)	(577)
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Percentage of voting equity interests acquired	26.00%
Rustenburg operation
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	R (346)	1,190	671
Contingent consideration
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Balance at the beginning of the year	13	124
Balance at end of the year	R 44	13	124
Contingent consideration related to AAP receivable portion | Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
% of receivable used to determine contingency				50.00%
Payment % withheld by subsidiary				50.00%
Kroondal Mine
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Contingent consideration on acquisition of subsidiary				R 1,433
Percentage of voting equity interests acquired	100.00%
Kroondal Mine | Rustenburg operation
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Percentage of voting equity interests acquired	50.00%			50.00%
Platinum delivery condition | oz				1,350,000
Kroondal Mine | Contingent consideration
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Balance at the beginning of the year	R 0	0	0
Contingent consideration on acquisition of subsidiary	1,433	0	0
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	137	0	0
Balance at end of the year	1,570	0	0
Kroondal Mine | Contingent consideration related to delivery of agreed ounces
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Contingent consideration on acquisition of subsidiary				R 333
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	(33)
Balance at end of the year	300
Kroondal Mine | Contingent consideration related to delivery of agreed ounces | Rustenburg operation
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Platinum delivery condition | oz				1,350,000
Platinum delivery outstanding | oz				204,517
Kroondal Mine | Contingent consideration related to AAP receivable portion
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Contingent consideration on acquisition of subsidiary				R 1,100
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	170
Balance at end of the year	1,270
Pandora acquisition by Lonmin
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Payment made	R (126)	(178)	(85)
Percentage of voting equity interests acquired					50.00%
Measurement period	6 years
Gross minimum deferred payment for the contingent consideration	R 400
Deferred payment percentage	20.00%
Nominal discount rate	12.50%
Pandora acquisition by Lonmin | Contingent consideration
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Balance at the beginning of the year	R 128	400	308
Interest charge	3	18	54
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	39	(112)	123
Payment made	(126)	(178)	(85)
Balance at end of the year	R 44	R 128	R 400